U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

August 31, 2017

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Jensen Portfolio, Inc. (the “Company”) Securities Act Registration No: 033-47508 Investment Fund Act Registration No: 811-06653
Dear Sir or Madam:

Pursuant to Section 14(a) of the Securities Exchange Act of 1934, transmitted herewith by the Company on behalf of its series, The Jensen Portfolio doing business as Jensen Quality Growth Fund (the “Fund”) is a Preliminary Proxy Statement on Schedule 14A.  The purpose of the proxy statement is a request for shareholders to: (1) consider and approve an investment advisory agreement between Jensen Investment Management, Inc. (the “Adviser”) and the Company, on behalf of the Fund, as a result of a change in control of the Adviser; (2) the election of the Board of Directors of the Fund; and (3) a change to the name of the Fund from The Jensen Portfolio, Inc. to The Jensen Quality Growth Fund Inc.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6115.

Very truly yours,

/s/ Adam W. Smith

Adam W. Smith, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures